Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE GROWTH TRUST
Prospectus Date	rr_ProspectusDate	Jan. 01, 2012
Supplement [Text Block]	evgt1_SupplementTextBlock

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Prospectus dated January 1, 2012

1.  The following replaces “Fees and Expenses of the Fund” under “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of the Fund's Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I	Class R
Management Fees(2)	1.14%	1.14%	1.14%	1.14%	1.14%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a	0.50%
Other Expenses	0.31%	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.70%	2.45%	2.45%	1.45%	1.95%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

(2)

Management Fees have been restated to reflect the terms of an Amended and Restated Investment Advisory Agreement effective August 1, 2011 and assume that the new Index used for performance fee purposes was in place for the entire performance adjustment period.  The restated performance fee adjustment would have increased the effective rate of the basic investment advisory fee of 0.48% by 0.17% for the most recent fiscal year ended August 31, 2011.  Restated Management Fees also reflect a fee reduction agreement to the Management Agreement and an Amended and Restated Administrative Services Agreement, both effective May 1, 2012.  See page 9 of the Fund's Prospectus for more information about the calculation of the performance fee adjustment.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 738	$ 1,080	$ 1,445	$ 2,468	$ 738	$ 1,080	$ 1,445	$ 2,468
Class B shares	$ 748	$ 1,164	$ 1,506	$ 2,601	$ 248	$ 764	$ 1,306	$ 2,601
Class C shares	$ 348	$ 764	$ 1,306	$ 2,786	$ 248	$ 764	$ 1,306	$ 2,786
Class I shares	$ 148	$ 459	$ 792	$ 1,735	$ 148	$ 459	$ 792	$ 1,735
Class R shares	$ 198	$ 612	$ 1,052	$ 2,275	$ 198	$ 612	$ 1,052	$ 2,275

Eaton Vance Worldwide Health Sciences Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	evgt1_SupplementTextBlock

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Prospectus dated January 1, 2012

1.  The following replaces “Fees and Expenses of the Fund” under “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of the Fund's Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I	Class R
Management Fees(2)	1.14%	1.14%	1.14%	1.14%	1.14%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a	0.50%
Other Expenses	0.31%	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.70%	2.45%	2.45%	1.45%	1.95%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

(2)

Management Fees have been restated to reflect the terms of an Amended and Restated Investment Advisory Agreement effective August 1, 2011 and assume that the new Index used for performance fee purposes was in place for the entire performance adjustment period.  The restated performance fee adjustment would have increased the effective rate of the basic investment advisory fee of 0.48% by 0.17% for the most recent fiscal year ended August 31, 2011.  Restated Management Fees also reflect a fee reduction agreement to the Management Agreement and an Amended and Restated Administrative Services Agreement, both effective May 1, 2012.  See page 9 of the Fund's Prospectus for more information about the calculation of the performance fee adjustment.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 738	$ 1,080	$ 1,445	$ 2,468	$ 738	$ 1,080	$ 1,445	$ 2,468
Class B shares	$ 748	$ 1,164	$ 1,506	$ 2,601	$ 248	$ 764	$ 1,306	$ 2,601
Class C shares	$ 348	$ 764	$ 1,306	$ 2,786	$ 248	$ 764	$ 1,306	$ 2,786
Class I shares	$ 148	$ 459	$ 792	$ 1,735	$ 148	$ 459	$ 792	$ 1,735
Class R shares	$ 198	$ 612	$ 1,052	$ 2,275	$ 198	$ 612	$ 1,052	$ 2,275

Risk/Return [Heading]	rr_RiskReturnHeading	Eaton Vance Worldwide Health Sciences Fund Supplement to Prospectus dated January 1, 2012
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of the Fund's Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of the Fund's Prospectus and page 21 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect the terms of an Amended and Restated Investment Advisory Agreement effective August 1, 2011 and assume that the new Index used for performance fee purposes was in place for the entire performance adjustment period. The restated performance fee adjustment would have increased the effective rate of the basic investment advisory fee of 0.48% by 0.17% for the most recent fiscal year ended August 31, 2011. Restated Management Fees also reflect a fee reduction agreement to the Management Agreement and an Amended and Restated Administrative Services Agreement, both effective May 1, 2012. See page 9 of the Fund's Prospectus for more information about the calculation of the performance fee adjustment.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Eaton Vance Worldwide Health Sciences Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETHSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.14%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[1]
1 Year	rr_ExpenseExampleYear01	738
3 Years	rr_ExpenseExampleYear03	1,080
5 Years	rr_ExpenseExampleYear05	1,445
10 Years	rr_ExpenseExampleYear10	2,468
1 Year	rr_ExpenseExampleNoRedemptionYear01	738
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,080
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,445
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,468
Eaton Vance Worldwide Health Sciences Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMHSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.14%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[1]
1 Year	rr_ExpenseExampleYear01	748
3 Years	rr_ExpenseExampleYear03	1,164
5 Years	rr_ExpenseExampleYear05	1,506
10 Years	rr_ExpenseExampleYear10	2,601
1 Year	rr_ExpenseExampleNoRedemptionYear01	248
3 Years	rr_ExpenseExampleNoRedemptionYear03	764
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,306
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,601
Eaton Vance Worldwide Health Sciences Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECHSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.14%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[1]
1 Year	rr_ExpenseExampleYear01	348
3 Years	rr_ExpenseExampleYear03	764
5 Years	rr_ExpenseExampleYear05	1,306
10 Years	rr_ExpenseExampleYear10	2,786
1 Year	rr_ExpenseExampleNoRedemptionYear01	248
3 Years	rr_ExpenseExampleNoRedemptionYear03	764
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,306
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,786
Eaton Vance Worldwide Health Sciences Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIHSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.14%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[1]
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,735
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	459
5 Years	rr_ExpenseExampleNoRedemptionYear05	792
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
Eaton Vance Worldwide Health Sciences Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERHSX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.14%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[1]
1 Year	rr_ExpenseExampleYear01	198
3 Years	rr_ExpenseExampleYear03	612
5 Years	rr_ExpenseExampleYear05	1,052
10 Years	rr_ExpenseExampleYear10	2,275
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	612
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,275

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	Management Fees have been restated to reflect the terms of an Amended and Restated Investment Advisory Agreement effective August 1, 2011 and assume that the new Index used for performance fee purposes was in place for the entire performance adjustment period. The restated performance fee adjustment would have increased the effective rate of the basic investment advisory fee of 0.48% by 0.17% for the most recent fiscal year ended August 31, 2011. Restated Management Fees also reflect a fee reduction agreement to the Management Agreement and an Amended and Restated Administrative Services Agreement, both effective May 1, 2012. See page 9 of the Fund's Prospectus for more information about the calculation of the performance fee adjustment.